Condensed Statement of Changes in Stockholders' Equity (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
IPO [Member]
Stock issued during period shares	15,300,000	15,300,000
IPO [Member] | Public Warrants
Stock issued during period shares	17,500,000
Private Placement [Member]
Stock issued during period, shares, issued for services	545,000
Class B Common Stock
Number of shares forfeited during the period		573,750
Common stock, shares outstanding	4,511,250	4,535,000
Common stock dividend		1.17259212
Class B Common Stock | Founder Shares
Temporary equity shares outstanding	4,511,250	4,511,250
Class B Common Stock | Sponsor
Number of shares forfeited during the period	23,750	23,750